Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Shares of Common Stock Outstanding
Ordinary shares outstanding were as follows:

	December 31,
	2021	2020	2019
Balance at beginning of year	204,856,564	204,435,333	204,210,731
Shares issued under restricted stock plans	331,554	421,231	224,602
Repurchases of common stock	(1,500,000)	—	—
Balance at end of year	203,688,118	204,856,564	204,435,333

Schedule of Changes in Accumulated Other Comprehensive Income (Loss)
The following table details the changes in AOCI:

		Unrealized Gain (Loss) on:		AOCI
($ in millions)	Foreign Currency Translation	Hedges	Other	Total	Attributable to non-controlling interests	Attributable to IGT PLC
Balance at December 31, 2018	247	(7)	1	242	20	262
Change during period	(18)	—	3	(15)	16	1
Reclassified to operations (1)	2	(2)	—	(1)	—	(1)
Tax effect	—	—	—	1	—	1
Other comprehensive (loss) income	(17)	(1)	3	(15)	16	1
Balance at December 31, 2019	231	(8)	4	227	36	263
Change during period	128	(1)	—	127	(59)	68
Reclassified to operations (1)	(1)	—	—	(1)	—	(1)
Other comprehensive income (loss)	128	(1)	—	127	(59)	67
Balance at December 31, 2020	358	(9)	4	353	(24)	330
Change during period	9	3	(1)	11	51	62
Reclassified to operations (1)	19	1	—	20	1	21
Tax effect	—	(1)	—	—	—	—
Other comprehensive income (loss)	28	3	(1)	30	52	82
Balance at December 31, 2021	387	(6)	3	384	28	412
(1) Foreign currency translation of approximately $19 million was reclassified into gain on sale of discontinued operations, net of tax on the consolidated statements of operations for the year ended December 31, 2021. Other foreign currency translation adjustments related to liquidated subsidiaries were reclassified into foreign exchange (gain) loss, net on the consolidated statements of operations for the years ended December 31, 2020 and 2019. Unrealized gain (loss) on hedges were reclassified into service revenue on the consolidated statements of operations for the years ended December 31, 2021 and 2019.